Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Gratuity
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	$ 25	$ 23	$ 23
Interest expense	(1)	(1)	(1)
Remeasurements - Actuarial losses / (gains)	(13)	4	(11)
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	1	2
Funded status	16	2
Prepaid gratuity benefit	20	6
Accrued gratuity	(4)	(4)
Gratuity | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	195	184
Service cost	25	23
Interest expense	13	12
Remeasurements - Actuarial losses / (gains)	(11)	5
Benefits paid	(20)	(18)
Translation differences	(17)	(11)
Benefit obligations at the end	185	195	184
Gratuity | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	197	187
Interest Income	14	13
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	1
Contributions	27	25
Benefits paid	(19)	(18)
Translation differences	(20)	(11)
Fair value of plan assets at the end	201	197	$ 187
Provident Fund
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	35
Remeasurements – Returns on plan assets excluding amounts included in interest income	(5)
Net liability (refer to note 2.5)	(33)
Provident Fund | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	866
Service cost	57
Employee contribution	121
Interest expense	79
Remeasurements - Actuarial losses / (gains)	30
Benefits paid	(94)
Translation differences	(86)
Benefit obligations at the end	973	866
Provident Fund | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	866
Interest Income	79
Remeasurements – Returns on plan assets excluding amounts included in interest income	(5)
Contributions	178
Benefits paid	(94)
Translation differences	(84)
Fair value of plan assets at the end	$ 940	$ 866